As filed with the Securities and Exchange Commission on April 3, 2014

Registration Nos.

333-153022

811-05563

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 10	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 372	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF PACIFIC LIFE INSURANCE COMPANY

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-7286

(Depository’s Telephone Number, including Area Code)

Charlene Grant

Assistant Vice President

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☑	on May 1, 2014 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☑	This post-effective amendment designates a new date for a previously filed post-effective amendment. Such effective date shall be May 1, 2014.

Title of securities being registered: interests in the Separate Account under Pacific Select Estate Preserver VI, Pacific Select Survivorship VUL, and Pacific Select Excel Survivorship VUL Flexible Premium Variable Life Insurance Policies.

Filing fee: None

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1993, as amended, to delay the effective date of Post-Effective Amendment No. 9 to Registration Statement No. 333-153022 filed pursuant to Rule 485(a) of the Securities Act of 1933, as amended, on February 7, 2014. Post-Effective Amendment No. 9 was scheduled to become effective on April 8, 2014. As stated on the cover page to this filing, this Post-Effective Amendment No. 10 is intended to become effective on May 1, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California on the day of April 3, 2014.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

BY:	PACIFIC LIFE INSURANCE COMPANY

BY:
James T. Morris*
Director, Chairman and Chief Executive Officer

BY:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

BY:
James T. Morris*
Director, Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

James T. Morris*	Director, Chairman and Chief Executive Officer	April 3, 2014

Khanh T. Tran*	Director and President	April 3, 2014

Adrian S. Griggs*	Executive Vice President and Chief Financial Officer	April 3, 2014

Sharon A. Cheever*	Director, Senior Vice President and General Counsel	April 3, 2014

Jane M. Guon*	Director, Vice President and Secretary	April 3, 2014

Richard J. Schindler*	Executive Vice President	April 3, 2014

Edward R. Byrd*	Senior Vice President and Chief Accounting Officer	April 3, 2014

Joseph W. Krum	Vice President and Treasurer	April 3, 2014

Brian D. Klemens*	Vice President and Controller	April 3, 2014

*By:	/s/ SHARON A. CHEEVER	April 3, 2014
Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 9 of the Registration Statement as filed on Form N-6 for Select Exec Separate Account File No. 333-153022, Accession No. 0001193125-14-040507, filed on February 7, 2014, Exhibit 18.)